Concentrations and Risks (Details) - Schedule of Concentration Accounts Receivable - Accounts Receivable [Member] - Customer Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Company A [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration on sales amount	$ 1,337,859	$ 679,226
Concentration on sales percentage	13.20%	26.40%
Company B [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration on sales amount		$ 586,103
Concentration on sales percentage		22.80%
Company C [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration on sales amount		$ 307,672
Concentration on sales percentage		12.00%
Customer [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration on sales amount	$ 1,337,859	$ 1,573,001
Concentration on sales percentage	13.20%	61.20%